Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2021
Shares Fair Value
COMMON STOCK (100.7%)
Aerospace & Defense ( 0.8% )
Barnes Group, Inc. 13,938 $ 649,371
Kaman Corp. 13,317 574,629
1,224,000
Auto Parts & Equipment ( 1.5% )
Allison Transmission Holdings, Inc. 17,467 634,926
Meritor, Inc.
(a)
24,901 617,047
REV Group, Inc. 41,188 582,810
Standard Motor Products, Inc. 10,865 569,217
2,404,000
Banks ( 14.9% )
Amalgamated Financial Corp. 17,245 289,199
Bar Harbor Bankshares 15,066 435,859
BayCom Corp.
(a)
18,585 348,655
Carter Bankshares , Inc.
(a)
19,965 307,261
Cathay General Bancorp 6,917 297,362
Central Pacific Financial Corp. 11,032 310,771
Civista Bancshares, Inc. 27,691 675,660
CNB Financial Corp. 29,612 784,718
Community Trust Bancorp, Inc. 8,512 371,208
ConnectOne Bancorp, Inc. 20,862 682,396
Equity Bancshares, Inc., Class A 14,456 490,492
Farmers National Banc Corp. 43,489 806,721
Financial Institutions, Inc. 17,912 569,602
First Bank/Hamilton NJ 25,868 375,345
First Commonwealth Financial Corp. 26,923 433,191
First Financial Corp. 7,852 355,617
First Internet Bancorp 6,040 284,122
First Merchants Corp. 7,251 303,744
FNB Corp. 56,505 685,406
Fulton Financial Corp. 16,830 286,110
Great Western Bancorp, Inc. 16,946 575,486
Hancock Whitney Corp. 13,999 700,230
Hanmi Financial Corp. 37,116 878,907
Heartland Financial USA, Inc. 10,782 545,677
Hope Bancorp, Inc. 42,164 620,232
Horizon Bancorp, Inc./IN 27,588 575,210
Mercantile Bank Corp. 20,360 713,211
Midland States Bancorp, Inc. 25,792 639,384
MidWestOne Financial Group, Inc. 25,008 809,509
Old Second Bancorp, Inc. 19,533 245,921
OP Bancorp 30,629 390,826
Orrstown Financial Services, Inc. 11,212 282,542

Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Banks (14.9%) (continued)
PacWest Bancorp 13,473 $ 608,575
Peapack -Gladstone Financial Corp. 8,008 283,483
Peoples Bancorp, Inc. 20,273 644,884
Preferred Bank/Los Angeles CA 4,520 324,491
QCR Holdings, Inc. 13,365 748,440
RBB Bancorp 23,842 624,660
Sierra Bancorp 13,490 366,254
Synovus Financial Corp. 14,041 672,143
TriCo Bancshares 16,545 710,773
TrustCo Bank Corp. NY 18,843 627,660
Univest Financial Corp. 17,050 510,136
Webster Financial Corp. 12,345 689,345
Western New England Bancorp, Inc. 40,901 358,293
23,239,711
Beverages - Non-alcoholic ( 0.4% )
Coca-Cola Consolidated, Inc. 989 612,379
Building Materials ( 4.0% )
Beazer Homes USA, Inc.
(a)
16,829 390,769
BrightView Holdings, Inc.
(a)
40,146 565,256
Forestar Group, Inc.
(a)
24,153 525,328
Frontdoor , Inc.
(a)
8,029 294,263
JELD-WEN Holding, Inc.
(a)
23,383 616,376
KB Home 11,647 520,970
MDU Resources Group, Inc. 19,927 614,549
Patrick Industries, Inc. 7,391 596,380
Quanex Building Products Corp. 23,304 577,473
Toll Brothers, Inc. 8,282 599,534
Tri Pointe Homes, Inc.
(a)
14,887 415,198
Tutor Perini Corp.
(a)
47,154 583,295
6,299,391
Chemicals ( 2.7% )
American Vanguard Corp. 19,041 312,082
Haynes International, Inc. 17,039 687,183
Ingevity Corp.
(a)
9,783 701,441
Intrepid Potash, Inc.
(a)
7,007 299,409
Kronos Worldwide, Inc. 43,050 646,181
Minerals Technologies, Inc. 4,443 325,005
The Chemours Co. 17,918 601,328
Tronox Holdings PLC 13,525 325,006
Valhi, Inc. 13,036 374,785
    4,272,420

Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2021
Shares Fair Value
Coal Operations ( 0.7% )
Alpha Metallurgical Resources, Inc.
(a)
10,466 $ 638,949
SunCoke Energy, Inc. 57,974 382,049
1,020,998
Commercial Services ( 6.3% )
BGSF, Inc. 24,724 354,789
Cars.com, Inc.
(a)
30,982 498,500
CoreCivic , Inc.
(a)
61,159 609,755
Euronet Worldwide, Inc.
(a)
5,641 672,238
Heidrick & Struggles International, Inc. 15,982 698,893
ManpowerGroup , Inc. 6,166 600,137
Mimecast, Ltd.
(a)
9,106 724,565
Resources Connection, Inc. 23,160 413,174
SP Plus Corp.
(a)
22,600 637,772
The Aaron's Co., Inc. 19,854 489,401
The Hackett Group, Inc. 27,581 566,238
Travelzoo
(a)
56,672 533,850
Triton International, Ltd. 10,107 608,745
TrueBlue , Inc.
(a)
17,542 485,387
Vectrus , Inc.
(a)
13,087 598,992
WEX, Inc.
(a)
4,148 582,338
Yelp, Inc.
(a)
19,179 695,047
9,769,821
Computers ( 1.1% )
Box, Inc.
(a)
22,691 594,277
CommVault Systems, Inc.
(a)
10,233 705,258
CSG Systems International, Inc. 6,248 360,010
1,659,545
Distribution/Wholesale ( 0.7% )
G-III Apparel Group, Ltd.
(a)
16,789 464,048
ScanSource , Inc.
(a)
17,448 612,076
1,076,124
Diversified Financial Services ( 3.2% )
Affiliated Managers Group, Inc. 2,148 353,367
Cushman & Wakefield PLC
(a)
27,121 603,171
Evercore , Inc., Class A 4,320 586,872
International Money Express, Inc.
(a)
20,058 320,126
Moelis & Co., Class A 10,790 674,483
NMI Holdings, Inc., Class A
(a)
15,228 332,732
Piper Sandler Cos. 2,317 413,608
RE/MAX Holdings, Inc. 18,750 571,687

Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Diversified Financial Services (3.2%) (continued)
Sculptor Capital Management, Inc. 13,249 $ 282,866
StoneX Group, Inc.
(a)
4,498 275,502
Victory Capital Holdings, Inc., Class A 8,403 306,962
Virtus Investment Partners, Inc. 1,038 308,390
5,029,766
Education ( 0.2% )
Grand Canyon Education, Inc.
(a)
2,925 250,702
Electric ( 1.6% )
NorthWestern Corp. 10,714 612,412
Pinnacle West Capital Corp. 9,627 679,570
PNM Resources, Inc. 12,814 584,447
Unitil Corp. 14,561 669,660
2,546,089
Electrical Components & Equipment ( 1.8% )
Jabil, Inc. 11,127 782,785
Sanmina Corp.
(a)
15,524 643,625
TTM Technologies, Inc.
(a)
50,519 752,733
Vishay Intertechnology , Inc. 28,621 625,941
2,805,084
Electronics ( 0.4% )
OSI Systems, Inc.
(a)
7,053 657,340
Engineering & Construction ( 0.9% )
MasTec , Inc.
(a)
1,716 158,353
Mistras Group, Inc.
(a)
66,630 495,061
Sterling Construction Co., Inc.
(a)
26,124 687,061
1,340,475
Food ( 0.7% )
Ingredion, Inc. 3,455 333,891
John B Sanfilippo & Son, Inc. 7,589 684,224
1,018,115
Forest Products & Paper ( 0.4% )
Clearwater Paper Corp.
(a)
16,157 592,477
Gambling (Non-Hotel) ( 1.1% )
Everi Holdings, Inc.
(a)
29,300 625,555
Golden Entertainment, Inc.
(a)
6,472 327,030

Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2021
Shares Fair Value
Gambling (Non-Hotel) (1.1%) (continued)
Monarch Casino & Resort, Inc.
(a)
9,517 $ 703,782
1,656,367
Healthcare Products ( 2.9% )
Catalyst Pharmaceuticals, Inc.
(a)
82,971 561,714
Globus Medical, Inc.
(a)
6,681 482,368
Integer Holdings Corp.
(a)
6,904 590,913
Integra LifeSciences Holdings Corp.
(a)
8,103 542,820
LivaNova PLC
(a)
7,280 636,490
Merit Medical Systems, Inc.
(a)
9,128 568,674
Natus Medical, Inc.
(a)
25,802 612,282
STAAR Surgical Co.
(a)
5,762 526,071
4,521,332
Healthcare Services ( 6.0% )
Acadia Healthcare Co., Inc.
(a)
10,306 625,574
Agiliti , Inc.
(a)
25,958 601,187
Antares Pharma, Inc.
(a)
71,773 256,230
Aveanna Healthcare Holdings, Inc.
(a)
81,412 602,449
Covetrus , Inc.
(a)
25,132 501,886
Encompass Health Corp. 8,634 563,455
Exelixis , Inc.
(a)
37,372 683,160
MEDNAX, Inc.
(a)
21,315 579,981
Option Care Health, Inc.
(a)
24,237 689,300
Ortho Clinical Diagnostics Holdings PLC
(a)
15,963 341,449
Premier, Inc., Class A 15,391 633,648
RadNet , Inc.
(a)
21,834 657,422
Select Medical Holdings Corp. 20,401 599,789
Sotera Health Co.
(a)
24,068 566,801
Tenet Healthcare Corp.
(a)
8,670 708,252
United Therapeutics Corp.
(a)
3,283 709,391
9,319,974
Hotels ( 0.8% )
Bluegreen Vacations Holding Corp.
(a)
20,099 705,475
Travel + Leisure Co. 10,246 566,296
1,271,771
Household Products ( 0.4% )
Ennis, Inc. 30,316 592,072

Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Insurance ( 3.3% )
Argo Group International Holdings, Ltd. 6,287 $ 365,337
Axis Capital Holdings, Ltd. 12,630 687,956
Brighthouse Financial, Inc.
(a)
11,546 598,083
Essent Group, Ltd. 13,727 624,990
MGIC Investment Corp. 20,711 298,653
Primerica, Inc. 4,020 616,145
Radian Group, Inc. 14,375 303,744
Selectquote , Inc.
(a)
64,293 582,495
United Fire Group, Inc. 14,554 337,507
Universal Insurance Holdings, Inc. 45,746 777,682
5,192,592
Lodging ( 0.4% )
Century Casinos, Inc.
(a)
48,683 592,959
Machinery - Construction & Mining ( 0.4% )
Oshkosh Corp. 5,662 638,164
Machinery - Diversified ( 3.1% )
Altra Industrial Motion Corp. 12,017 619,717
Cactus, Inc. 7,954 303,286
Curtiss-Wright Corp. 2,355 326,568
Flowserve Corp. 9,467 289,690
Gates Industrial Corp. PLC
(a)
38,381 610,642
Kennametal, Inc. 16,947 608,567
Luxfer Holdings PLC 17,437 336,709
Tennant Co. 8,011 649,211
Terex Corp. 12,115 532,454
The Manitowoc Co., Inc.
(a)
30,463 566,307
4,843,151
Media ( 0.8% )
Entravision Communications Corp., Class A 45,865 310,964
iHeartMedia , Inc.
(a)
13,998 294,518
John Wiley & Sons, Inc., Class A 9,992 572,242
1,177,724
Metal Fabricate & Hardware ( 2.1% )
AZZ, Inc. 12,130 670,668
Carpenter Technology Corp. 20,492 598,161
Insteel Industries, Inc. 9,037 359,763
Ryerson Holding Corp. 28,496 742,321
TriMas Corp. 8,573 317,201
Worthington Industries, Inc. 10,329 564,583
    3,252,697

Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2021
Shares Fair Value
Miscellaneous Manufacturing ( 3.5% )
Belden, Inc. 9,686 $ 636,661
Brady Corp., Class A 3,582 193,070
Columbia Sportswear Co. 2,945 286,961
Crane Co. 6,693 680,879
Energizer Holdings, Inc. 6,229 249,783
Hillenbrand, Inc. 10,944 568,978
Ichor Holdings, Ltd.
(a)
5,757 264,995
Moog, Inc., Class A 8,255 668,407
O-I Glass, Inc.
(a)
42,041 505,753
Oxford Industries, Inc. 4,615 468,515
Pilgrim's Pride Corp.
(a)
20,499 578,072
Sanderson Farms, Inc. 2,020 385,981
5,488,055
Office Furnishings ( 0.3% )
Interface, Inc. 27,451 437,843
Oil & Gas ( 7.1% )
Amplify Energy Corp.
(a)
88,385 274,877
Antero Resources Corp.
(a)
32,322 565,635
APA Corp. 25,430 683,813
ChampionX Corp.
(a)
28,632 578,653
Comstock Resources, Inc.
(a)
67,574 546,674
Coterra Energy, Inc. 29,867 567,473
CVR Energy, Inc. 29,780 500,602
Equitrans Midstream Corp. 69,312 716,686
HollyFrontier Corp. 18,701 613,019
MRC Global, Inc.
(a)
85,124 585,653
National Fuel Gas Co. 12,562 803,214
Northwest Natural Holding Co. 6,247 304,729
NOW, Inc.
(a)
65,080 555,783
Ovintiv , Inc. 20,461 689,536
ProPetro Holding Corp.
(a)
83,480 676,188
Ranger Oil Corp.
(a)
25,299 681,049
Solaris Oilfield Infrastructure, Inc., Class A 79,766 522,467
Spire, Inc. 8,296 541,065
Whiting Petroleum Corp.
(a)
10,134 655,467
11,062,583
Pharmaceuticals ( 2.0% )
Amphastar Pharmaceuticals, Inc.
(a)
32,488 756,645
Harmony Biosciences Holdings, Inc.
(a)
12,253 522,468
Prestige Consumer Healthcare, Inc.
(a)
11,000 667,150

Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Pharmaceuticals (2.0%) (continued)
USANA Health Sciences, Inc.
(a)
6,476 $ 655,371
Vanda Pharmaceuticals, Inc.
(a)
35,220 552,602
3,154,236
Real Estate Investment Trusts ( 8.2% )
Agree Realty Corp. REIT 8,199 585,081
Alexander & Baldwin, Inc. REIT 18,624 467,276
American Assets Trust, Inc. REIT 14,674 550,715
Apple Hospitality REIT, Inc. 40,392 652,331
Armada Hoffler Properties, Inc. REIT 34,908 531,300
Braemar Hotels & Resorts, Inc. REIT
(a)
113,902 580,900
Brixmor Property Group, Inc. REIT 25,426 646,075
Broadstone Net Lease, Inc. REIT 22,330 554,231
CareTrust REIT, Inc. 23,201 529,679
Chatham Lodging Trust REIT
(a)
40,609 557,155
Community Healthcare Trust, Inc. REIT 7,500 354,525
Corporate Office Properties Trust REIT 23,438 655,561
Douglas Elliman , Inc.
(a)
25,036 287,908
Easterly Government Properties, Inc. REIT 21,686 497,043
EastGroup Properties, Inc. REIT 1,591 362,509
EPR Properties REIT 11,602 550,979
Essential Properties Realty Trust, Inc. REIT 18,962 546,674
Highwoods Properties, Inc. REIT 12,737 567,943
Industrial Logistics Properties Trust REIT 21,925 549,221
Marcus & Millichap, Inc.
(a)
6,366 327,594
National Storage Affiliates Trust REIT 6,764 468,069
Power REIT
(a)
4,468 307,801
PS Business Parks, Inc. REIT 1,464 269,625
The GEO Group, Inc. REIT 46,982 364,111
Urstadt Biddle Properties, Inc., Class A REIT 25,031 533,160
Whitestone REIT 52,492 531,744
12,829,210
Retail ( 6.4% )
Bassett Furniture Industries, Inc. 17,796 298,439
Brinker International, Inc.
(a)
12,379 452,948
Caleres , Inc. 25,668 582,150
Casey's General Stores, Inc. 3,298 650,860
Dine Brands Global, Inc. 7,890 598,141
Ethan Allen Interiors, Inc. 10,222 268,736
Herbalife Nutrition, Ltd.
(a)
6,945 284,259
Kohl's Corp. 11,293 557,761
La-Z-Boy, Inc. 17,489 635,026
Movado Group, Inc. 6,661 278,630

Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2021
Shares Fair Value
Retail (6.4%) (continued)
Nature's Sunshine Products, Inc. 35,143 $ 650,145
PVH Corp. 6,046 644,806
Rush Enterprises, Inc. 13,598 756,593
Ruth's Hospitality Group, Inc.
(a)
31,994 636,681
The ONE Group Hospitality, Inc.
(a)
22,814 287,685
Tilly's, Inc., Class A 17,391 280,169
Titan Machinery, Inc.
(a)
11,521 388,142
Vector Group, Ltd. 50,071 574,815
Wolverine World Wide, Inc. 20,383 587,234
World Fuel Services Corp. 23,124 612,092
10,025,312
Savings & Loans ( 1.8% )
Flushing Financial Corp. 22,399 544,296
Home Bancorp, Inc. 9,697 402,522
New York Community Bancorp, Inc. 24,284 296,508
OceanFirst Financial Corp. 29,666 658,585
Southern Missouri Bancorp, Inc. 5,882 306,864
Washington Federal, Inc. 17,666 589,691
2,798,466
Semiconductors ( 1.6% )
Cirrus Logic, Inc.
(a)
7,522 692,174
Cohu , Inc.
(a)
18,224 694,152
inTEST Corp.
(a)
19,734 251,017
MaxLinear , Inc.
(a)
6,885 519,060
Onto Innovation, Inc.
(a)
2,791 282,533
2,438,936
Software ( 3.1% )
ACI Worldwide, Inc.
(a)
17,777 616,862
American Software, Inc., Class A 12,584 329,323
CDK Global, Inc. 13,605 567,873
Convey Health Solutions Holdings, Inc.
(a)
46,939 392,410
ePlus , Inc.
(a)
11,452 617,034
Loyalty Ventures, Inc.
(a)
18,925 569,075
Progress Software Corp. 15,017 724,871
Upland Software, Inc.
(a)
27,577 494,731
Zynga, Inc.
(a)
81,488 521,523
4,833,702
Technology ( 0.2% )
eGain Corp.
(a)
29,277 292,185

Schedule of Investments
December 31, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Telecommunications ( 1.7% )
ATN International, Inc. 11,983 $ 478,721
Extreme Networks, Inc.
(a)
26,919 422,628
InterDigital , Inc. 9,323 667,806
Shenandoah Telecommunications Co. 22,567 575,459
Viavi Solutions, Inc.
(a)
32,195 567,276
2,711,890
Transportation ( 1.2% )
Alaska Air Group, Inc.
(a)
5,585 290,978
Genco Shipping & Trading, Ltd. 34,073 545,168
Ryder System, Inc. 4,355 358,983
SkyWest, Inc.
(a)
6,721 264,135
Universal Logistics Holdings, Inc. 25,931 489,059
1,948,323
TOTAL COMMON STOCK (COST $141,223,944) 156,897,981
INVESTMENTS, AT VALUE (COST $141,223,944) 100.7% 156,897,981
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (0.7)% (1,084,002)
NET ASSETS 100.0% $ 155,813,979
(a) Non-income producing security.
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
December 31, 2021 (Unaudited)
Quarterly Report I December 31, 2021

1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the CornerCap Small-Cap Value Fund (the “Fund”). The Fund currently offers Investor Shares and Institutional Shares.
The Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The
following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks that are listed on national securities exchanges or the
NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Schedule of Investments
December 31, 2021 (Unaudited)

www.cornercapfunds.com
REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986
(“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended December 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files
U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of the Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Schedule of Investments
December 31, 2021 (Unaudited)
Quarterly Report I December 31, 2021

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Fund’s investments as of December 31,
2021:
For the period ended December 31, 2021 , the Fund did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs
(Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period .
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 156,897,981 $ – $ – $ 1 56,897,981
Total $ 1 56,897,9 8 1 $ – $ – $ 1 56,897,981
* See Schedule of Investments for industry classification